Derivatives - Statement of Income Location and Impact of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales
Derivatives in Fair Value Hedging Relationships
Total amounts of income and expense line items presented in the consolidated statement of income in which the effects of cash flow or fair value hedges are recorded	$ 18,795	$ 16,605	$ 17,136
Other expense (income), net
Derivatives in Fair Value Hedging Relationships
Total amounts of income and expense line items presented in the consolidated statement of income in which the effects of cash flow or fair value hedges are recorded	165	366	531
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Cost of sales
Gain or (loss) on derivatives not designated as instruments:
Foreign currency forward/option contracts	5	2	2
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other expense (income), net
Gain or (loss) on derivatives not designated as instruments:
Foreign currency forward/option contracts	(11)	43	(13)
Cash flow hedge | Foreign currency forward/option contracts | Cost of sales
Gain or (loss) on cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	(38)	80	74
Cash flow hedge | Foreign currency forward/option contracts | Other expense (income), net
Gain or (loss) on cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	0	0	0
Cash flow hedge | Interest rate contracts | Cost of sales
Gain or (loss) on cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	0	0	0
Cash flow hedge | Interest rate contracts | Other expense (income), net
Gain or (loss) on cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	(9)	(9)	(4)
Fair value hedges | Interest rate contracts | Cost of sales
Gain or (loss) on fair value hedging relationships:
Hedged items	0	0	0
Fair value hedges | Interest rate contracts | Other expense (income), net
Gain or (loss) on fair value hedging relationships:
Hedged items	16	4	(8)
Fair value hedges | Derivatives designated as hedging instruments | Interest rate contracts | Cost of sales
Gain or (loss) on fair value hedging relationships:
Derivatives designated as hedging instruments	0	0	0
Fair value hedges | Derivatives designated as hedging instruments | Interest rate contracts | Other expense (income), net
Gain or (loss) on fair value hedging relationships:
Derivatives designated as hedging instruments	$ (16)	$ (4)	$ 8